Related Parties (Tables)	12 Months Ended
Dec. 31, 2024
Related Parties [Abstract]
Schedule of Trade and Other Receivables and Trade and Other Payables Due to or from Related Parties

Amounts of trade and other receivables and trade and other payables due to or from related parties as of December 31, 2024 and 2023 are shown in the table below. Loans payable to related parties are disclosed elsewhere in these consolidated financial statements.

	December 31, 2024	December 31, 2023
	EUR	EUR
Trade and other receivables – related parties
Edimen Srl (Owned by Gianluigi Vigano, ex-CEO of UYBA and Milano)	3,758	-
Sutter Securities (Daniel Joseph McClory, Executive Chairman of Brera Holdings, CEO of parent of Sutter Securities)	480	-
LAICA SPA (Minority shareholder of UYBA)	26,154	-
E-WORK SPA (Minority shareholder of UYBA)	118,680	11,433
Leonardo Aleotti (Director of SSD)	3,750	-
Total	152,822	11,433

Loan receivables – related parties
Sport for Life (Owned by Sasho Pandev, brother of Goran Pandev, a director and minority shareholder of Brera Holdings and minority FKAP shareholder)	279,424	-
Brera Ilch Ngo	31,746	-
Total	311,170	-

Trade and other payables – related parties
Edimen Srl (Owned by Gianluigi Vigano, ex-CEO of UYBA and Milano)	17,059	22,418
Pandev Sports (Owned by Goran Pandev, a director and minority shareholder for Brera Holdings and minority FKAP shareholder)	-	4,175
Linking Srl (Owned by Gianluigi Vigano, ex-CEO of UYBA and Milano)	13,303	6,100
E-Work Holding Srl (UYBA’s shareholder)	15,421	6,966
Minerva Valuations (Owned by Abhi Mathews, a director and minority shareholder of Brera Holdings)	46,852	-
Pietro Bersani (Director and minority shareholder of Brera Holdings)	26,952	-
Alberto Libanori (Director and minority shareholder of Brera Holdings)	24,545	-
Christopher Gardner (Director and minority shareholder of Brera Holdings)	24,545	-
Goran Pandev (Director and minority shareholder of Brera Holdings and minority FKAP shareholder)	17,326	-
Sashko Pandev (Brother of Goran Pandev, a director and minority shareholder of Brera Holdings and minority FKAP shareholder)	1,620	-
SPORTS CENTER PANDEV (Owned by Goran Pandev, a director and minority shareholder of Brera Holdings and minority FKAP shareholder)	11,283	-
40&FAC CONSULTING SRLS (Minority shareholder of UYBA)	7,320	-
E-WORK SPA (F) (Minority shareholder of UYBA)	15,768	-
STUDIO PIROLA ASSOCIATI SRL (F) (Owned by Guiseppe Pirola, director and minority shareholder of Brera Holdings and President and minority shareholder of UYBA)	22,670	-
CIRCUITO LOMBARDIA SRL (Owned by Gianluigi Vigano, ex-CEO of UYBA and Milano)	364	141,848
Studio Facchinetti (Owned by Facchinetti Simone, a director and minority shareholder of UYBA)	3,476	-
DCS & PARTNER (Related to Francesca Duva, ex-CEO of Milano)	11,500	-
Total	260,004	181,507

Director loan – related party
Goran Pandev (Director and minority shareholder of Brera Holdings and minority FKAP shareholder)	75,501	98,539
Aleksandra Terziski (Director of ZFK)	852	-
Total	76,353	98,539

Schedule of Related Parties to Provide Goods and Services

During the year ended December 31, 2024, the Company engaged the following related parties to provide goods and services, resulting in revenue transactions:

Related Party and Relationship	Nature of Transaction	EUR
Edimen Srl (Owned by Gianluigi Vigano, ex-CEO of UYBA and Milano)	Sponsorship and other revenue	28,452
STUDIO PIROLA ASSOCIATI SRL (Owned by Guiseppe Pirola, a director and minority shareholder of Brera Holdings and President and minority shareholder of UYBA)	Sponsorship revenue	1,500
E-WORK SPA (Minority UYBA shareholder)	Sponsorship and other revenue	239,877
Laica Spa (Minority UYBA shareholder)	Sponsorship and other revenue	95,507
Total Revenue – related parties		365,336

During the year ended December 31, 2024, the Company engaged the following related parties to provide services:

Related Party and Relationship	Nature of Transaction	EUR
Minerva Valuations (Owned by Abhi Mathews, a director and minority shareholder of Brera Holdings)	Legal and professional fees	44,970
Abhi Mathews (Director and minority shareholder of Brera Holdings)	Share based expenses	27,322
Alberto Libanori (Director and minority shareholder of Brera Holdings)	Directors’ fees	47,118
Alberto Libanori (Director and minority shareholder of Brera Holdings)	Share based expenses	42,579
Boustead Securities LLC (Daniel Joseph McClory, Executive Chairman of Brera Holdings, is CEO of parent of Boustead Securities LLC)	Legal and professional fees	5,021
Christopher Gardner (Director and minority shareholder of Brera Holdings)	Directors’ fees	47,118
Christopher Gardner (Director and minority shareholder of Brera Holdings)	Share based expenses	141,723
Federico Pisanty (Director and minority shareholder of Brera Holdings, resigned on September 30, 2024)	Share based expenses	27,322
Giuseppe Pirola (Director and minority shareholder of Brera Holdings and President and minority shareholder of UYBA)	Share based expenses	27,322
Goran Pandev (Director and minority shareholder of Brera Holdings and minority FKAP shareholder)	Directors’ fees	33,260
Goran Pandev (Director and minority shareholder of Brera Holdings and minority FKAP shareholder)	Share based expenses	50,386
Pierre Galoppi (CEO, director until February 2025, and minority shareholder of Brera Holdings)	Legal and professional fees	120,103
Pierre Galoppi (CEO, director until February 2025, and minority shareholder of Brera Holdings)	Share based expenses	64,031
Pietro Bersani (Director of Brera Holdings)	Directors’ fees	51,738
Pietro Bersani (Director of Brera Holdings)	Share based expenses	42,579
Sutter Securities (Daniel Joseph McClory, Executive Chairman of Brera Holdings, is CEO of parent of Sutter Securities)	Legal and professional fees	270,700
Sutter Securities (Daniel Joseph McClory, Executive Chairman of Brera Holdings, is CEO of parent of Sutter Securities)	Net fair value gain/(loss) on financial assets at fair value through the profit and loss	3,195
Goran Pandev (Director and minority shareholder of Brera Holdings and minority FKAP shareholder)	Finance costs	8,113
Goran Pandev (Director and minority shareholder of Brera Holdings and minority FKAP shareholder)	Other reserves	(14,685)
Sashko Pandev (Brother of Goran Pandev, director and minority shareholder of Brera Holdings and minority FKAP shareholder)	Employee benefits expense	11
Sashko Pandev (Brother of Goran Pandev, director and minority shareholder of Brera Holdings and minority FKAP shareholder)	Utilities and rent	11,695
Related Party and Relationship	Nature of Transaction	EUR
SPORTS CENTER PANDEV (Owned by Goran Pandev, director and minority shareholder of Brera Holdings and minority FKAP shareholder)	Office supplies and administrative expenses	98
SPORTS CENTER PANDEV (Owned by Goran Pandev, director and minority shareholder of Brera Holdings and minority FKAP shareholder)	Travel and entertainment expenses	35,354
SPORTS CENTER PANDEV (Owned by Goran Pandev, director and minority shareholder of Brera Holdings and minority FKAP shareholder)	Utilities and rent	21,273
Vanco Stojanov (Director for FKAP)	Employee benefits expense	8,999
Brera Ilch Ngo (Contract to manage and rebrand the club, which includes providing financial assistance such as short-term loans and covering staff salaries)	Advertising and marketing expenses	108,540
Brera Tchumene FC (Contract to manage and rebrand the club, which includes covering staff salaries)	Advertising and marketing expenses	66,418
CIRCUITO LOMBARDIA SRL (Owned by Gianluigi Vigano, ex-CEO of UYBA and Milano, services were terminated on July 31, 2024)	Office supplies and administrative expenses	6,025
DCS & PARTNER (Related to Francesca Duva, ex-CEO for Milano, resigned on October 2, 2024)	Legal and professional fees	8,986
DCS & PARTNER (Related to Francesca Duva, ex-CEO for Milano, resigned on October 2, 2024)	Office supplies and administrative expenses	1,794
DCS & PARTNER (Related to Francesca Duva, ex-CEO for Milano, resigned on October 2, 2024)	Utilities and rent	27,206
Federico Pisanty (Ex-director and minority of Brera Holdings)	Legal and professional fees	46,848
Francesca Duva (Ex-CEO of Milano, resigned on October 2, 2024)	Directors’ fees	41,788
Gianluigi Vigano (Ex-CEO of UYBA and Milano, services were terminated on July 31, 2024)	Directors’ fees	37,144
Leonardo Aleotti (Director of SSD)	Legal and professional fees	25,043
LINKING SRL(Owned by Gianluigi Vigano, ex-CEO of UYBA and Milano, services were terminated on July 31, 2024)	Advertising and marketing expenses	30,000
Francesco Aleotti (Brother of Leonardo Aleotti, director of SSD)	Legal and professional fees	21,462
E-WORK SPA (Minority shareholder of UYBA and owned by Paolo Ferrario, ex-director of UYBA, resigned on October 24, 2024)	Bad debt expenses	1,330
Facchinetti (Owned by Facchinetti Simone, director and minority shareholder of UYBA)	Bad debt expenses	10,769
LINKING SRL (Owned by Gianluigi Vigano, ex-CEO of UYBA and Milano, services were terminated on July 31, 2024)	Office supplies and administrative expenses	907
STUDIO PIROLA ASSOCIATI SRL (Owned by Guiseppe Pirola, director and minority shareholder of Brera Holdings and President and minority shareholder of UYBA)	Legal and professional fees	28,330
Aleksandra Terziski (Director for ZFK)	Employee benefits expense	1,950
Total general and administrative – related parties		1,581,885